Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,039,299.70
Total Fee Amount	612.42
Total Offset Amount	0.00
Net Fee	$ 612.42
Offering Table N/A
Offset Table N/A	N/A